PROPERTY AND EQUIPMENT, NET - Property and equipment pledged to secure banking borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Assets	¥ 30,385,903	$ 4,279,765	¥ 26,948,405
Property
PROPERTY AND EQUIPMENT, NET
Assets	155,239		118,050
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Assets	246,662		92,629
Computer and network equipment
PROPERTY AND EQUIPMENT, NET
Assets	442,167		137,876
Office equipment
PROPERTY AND EQUIPMENT, NET
Assets	¥ 1,829		¥ 919